DRINKER BIDDLE & REATH LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

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www.drinkerbiddle.com

December 22, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Patricia P. Williams

Re:	The Commerce Funds (the “Trust”) - Registration Nos. 33-80966/811-8598

Ladies and Gentlemen:

  Please accept for filing Post-Effective Amendment No. 32 under the Securities Act of 1933, as amended (the “1933 Act”), and Post-Effective Amendment No. 33 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

  The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act and will become effective on February 24, 2010 pursuant to sub-paragraph (a)(1) of Rule 485. The purpose of the Amendment is to bring the Trust’s prospectus and statement of additional information into compliance with the recent amendments to Form N-1A. The Trust plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 on or before the effective date of the Amendment to incorporate by reference the Trust’s audited financial statements for the fiscal year ended October 31, 2009, and to update certain performance and financial information.

  As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

  Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1146 or Michelle Lombardo at (215) 988-2867.

Sincerely,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures